RELATED PARTIES AND SHAREHOLDER (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Consulting fees	$ 3,417		$ 1,449
Bonus amount	500
Key management personnel compensation	126
CEO [Member]
IfrsStatementLineItems [Line Items]
Consulting fees	46	₪ 150,000
Compensation Commitee [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 400